Net debt - Summary of Loans and Other Borrowings and Currency Swaps, Excluding Bank Overdrafts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in liabilities arising from financing activities rollforward
Beginning balance	$ 3,745	$ 3,553
Financing cash flows	557	196
Exchange adjustments	365	(159)
Other	(171)	155
Ending balance	4,496	3,745
Lease liabilities
Changes in liabilities arising from financing activities rollforward
Beginning balance	414	426
Financing cash flows	(30)	(46)
Exchange adjustments	3	(2)
Other	19	36
Ending balance	406	414
Currency swaps
Changes in liabilities arising from financing activities rollforward
Beginning balance	78	20
Financing cash flows	0	(45)
Exchange adjustments	0	0
Other	(154)	103
Ending balance	(76)	78
Currency forwards
Changes in liabilities arising from financing activities rollforward
Beginning balance	(4)	(15)
Financing cash flows	0	0
Exchange adjustments	0	0
Other	(28)	11
Ending balance	(32)	(4)
Loans and other borrowings before currency swaps (excluding bank overdrafts)
Changes in liabilities arising from financing activities rollforward
Beginning balance	3,671	3,548
Financing cash flows	557	241
Exchange adjustments	365	(159)
Other	11	41
Ending balance	4,604	3,671
Bonds
Changes in liabilities arising from financing activities rollforward
Beginning balance	3,257	3,122
Financing cash flows	587	287
Exchange adjustments	362	(157)
Other	(8)	5
Ending balance	$ 4,198	$ 3,257